Deferred taxes and incomes tax expenses (benefits) - Deferred tax assets and deferred liabilities (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Incomes Taxes [Abstract]
Deferred tax assets		¥ 378	¥ 337
Deferred tax liabilities	[1]	562	79
Deferred tax liability (asset)		185	(258)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		378	337
Deferred tax liabilities	[1]	562	79
Deferred tax liability (asset)		185	(258)
Deferred tax assets
Incomes Taxes [Abstract]
Deferred tax assets		793	836	¥ 857
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		793	836	857
Recognized through profit or loss		(95)	(20)
Addition (business combination)		53	0
Deferred tax assets | Lease liabilities
Incomes Taxes [Abstract]
Deferred tax assets		292	425	522
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		292	425	522
Recognized through profit or loss		(133)	(97)
Addition (business combination)		0	0
Deferred tax assets | Tax losses carried forward(1)
Incomes Taxes [Abstract]
Deferred tax assets		36	0	26
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		36	0	26
Recognized through profit or loss		(16)	(26)
Addition (business combination)		53	0
Deferred tax assets | Accrued enterprise tax
Incomes Taxes [Abstract]
Deferred tax assets		37	49	36
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		37	49	36
Recognized through profit or loss		(12)	13
Addition (business combination)		0	0
Deferred tax assets | Accrued bonuses
Incomes Taxes [Abstract]
Deferred tax assets		66	98	71
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		66	98	71
Recognized through profit or loss		(32)	27
Addition (business combination)		0	0
Deferred tax assets | Accrued expenses
Incomes Taxes [Abstract]
Deferred tax assets		18	76	98
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		18	76	98
Recognized through profit or loss		(58)	(22)
Addition (business combination)		0	0
Deferred tax assets | Accrued paid leaves
Incomes Taxes [Abstract]
Deferred tax assets		24	16	16
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		24	16	16
Recognized through profit or loss		8	0
Addition (business combination)		0	0
Deferred tax assets | Leasehold improvements
Incomes Taxes [Abstract]
Deferred tax assets		65	36	19
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		65	36	19
Recognized through profit or loss		28	17
Addition (business combination)		0	0
Deferred tax assets | Asset retirement obligations
Incomes Taxes [Abstract]
Deferred tax assets		104	107	37
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		104	107	37
Recognized through profit or loss		(2)	70
Addition (business combination)		0	0
Deferred tax assets | Other
Incomes Taxes [Abstract]
Deferred tax assets		151	29	33
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		151	29	33
Recognized through profit or loss		122	(4)
Addition (business combination)		0
Deferred tax liabilities
Incomes Taxes [Abstract]
Deferred tax liabilities		977	578	505
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized through profit or loss		(145)	(6)
Addition (business combination)		523	79
Deferred tax liabilities		977	578	505
Deferred tax liabilities | Other
Incomes Taxes [Abstract]
Deferred tax liabilities		1	0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized through profit or loss		1
Addition (business combination)		0
Deferred tax liabilities		1	0
Deferred tax liabilities | Lease assets
Incomes Taxes [Abstract]
Deferred tax liabilities		290	395	499
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized through profit or loss		(106)	(104)
Addition (business combination)		0	0
Deferred tax liabilities		290	395	499
Deferred tax liabilities | Asset retirement obligation
Incomes Taxes [Abstract]
Deferred tax liabilities		87	104	6
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized through profit or loss		(16)	98
Addition (business combination)		0	0
Deferred tax liabilities		¥ 87	¥ 104	¥ 6

[1]	Revised based on adjustments to the original provisional amounts made in March 2025 for Next Finance Tech’s identifiable assets acquired and liabilities assumed. Next Finance Tech was acquired by the Company in March 2025.